LONG TERM DEBT (Details 1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
NOTES PAYABLE
2022	$ 0	$ 1,508,628
2023	573,401	8,628
2024	679,438	8,628
2025	196,422	8,628
2026	0	3,976
2027	0	0
Total Long-term debt	$ 1,449,261	$ 1,538,488